Revolving Credit Facility (Details) - GBP (£)	Oct. 12, 2019	Oct. 11, 2019
Multicurrency Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 200,000,000
Initial term	3 years
Secured Facility
Disclosure of detailed information about borrowings [line items]
Notional amount		£ 50,000,000
Uncommitted Accordion Options
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 75,000,000